Organization and Principal Actitivies - Schedule of the VIEs Included in the Group’s Consolidated Statements of Cash Flows (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of the VIEs Included in the Group’s Consolidated Statements of Cash Flows [Line Items]
Net cash used in operating activities	$ (4,017,456)	$ (2,345,333)	$ (1,928,053)
Net cash (used in) provided by investing activities	(1,250,921)	63,516	26,423
Net cash provided by (used in) financing activities	14,433,521	8,399,153	(2,624,428)
VIEs [Member]
Schedule of the VIEs Included in the Group’s Consolidated Statements of Cash Flows [Line Items]
Net cash used in operating activities	(41,985)	(1,609,248)	(1,243,891)
Net cash (used in) provided by investing activities	(1,250,921)	63,516	26,423
Net cash provided by (used in) financing activities	$ 144,160	$ 151,748	$ (2,980,933)